As filed with the Securities and Exchange Commission on September 30, 2013

1933 Act Registration No. 333-175622

1940 Act Registration No. 811-22583

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 9 [X]

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 9 [X]

LINCOLN ADVISORS TRUST

(Exact Name of Registrant as Specified in Charter)

Daniel R. Hayes, President

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Jill R. Whitelaw, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Fiscal Year-end: September 30

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)

[_] on, pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_] on                      pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] on                      pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment to the Registration Statement of Lincoln Advisors Trust is being filed to conform the funds’ prospectuses to the XBRL requirements as set forth in 17 C.F.R. Parts 230, 232, 239, and 274.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 30th day of September, 2013.

LINCOLN ADVISORS TRUST

By:	/s/ Daniel Hayes
DanielR. Hayes President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on September 30, 2013.

Signature	Title

/s/ Daniel Hayes	Chairman of the Board, President and Trustee
Daniel R. Hayes	(Principal Executive Officer)

/s/ William Flory	Chief Accounting Officer (Principal Accounting Officer and
William P. Flory, Jr.	Principal Financial Officer)

*/s/ Michael D. Coughlin	Trustee
Michael D. Coughlin

**/s/ Steve A. Cobb	Trustee
Steve A. Cobb

**/s/ Robert W. Dineen	Trustee
Robert W. Dineen

*/s/ Nancy J. Frisby	Trustee
Nancy J. Frisby

*/s/ Elizabeth S. Hager	Trustee
Elizabeth S. Hager

*/s/ Gary D. Lemon	Trustee
Gary D. Lemon

*/s/ Thomas D. Rath	Trustee
Thomas D. Rath

*/s/ Kenneth G. Stella	Trustee
Kenneth G. Stella

*/s/ David H. Windley	Trustee
David H. Windley

*By:	/s/ Jill R. Whitelaw	Attorney-in-Fact
Jill R. Whitelaw

*Pursuant to a Power of Attorney incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-175622) filed on November 1, 2011.

**Pursuant to a Power of Attorney filed Post-Effective Amendment No. 4 on January 28, 2013.

EXHIBIT INDEX

EXHIBIT NO.

EX-101.INS   XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase